EQUITY (Details) - Schedule of movement of reserves with effect in other comprehensive income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
EQUITY (Details) - Schedule of movement of reserves with effect in other comprehensive income [Line Items]
Beginning balance	$ (3,846,862)	$ (3,877,439)	$ (2,856,335)
Change in fair value of hedging instrument recognized in OCI	27,478	15,910	(105,776)
Reclassified from OCI to profit or loss	51,239	(10,132)	(13,016)
Reclassified from OCI to the value of the hedged asset	(8,143)
Deferred tax	(235)	(58)	959
Actuarial reserves by employee benefit plans	(9,933)	10,017	(3,968)
Deferred tax actuarial IAS by employee benefit plans	566	(2,782)	923
Translation difference subsidiaries	(32,867)	17,622	(900,226)
Closing balance	(3,818,757)	(3,846,862)	(3,877,439)
Increase (decrease) due to application of new accounting standars
Currency Translation Reserve [Member]
EQUITY (Details) - Schedule of movement of reserves with effect in other comprehensive income [Line Items]
Beginning balance	(3,772,159)	(3,790,513)	(2,890,287)
Change in fair value of hedging instrument recognized in OCI
Reclassified from OCI to profit or loss
Reclassified from OCI to the value of the hedged asset
Deferred tax
Actuarial reserves by employee benefit plans
Deferred tax actuarial IAS by employee benefit plans
Translation difference subsidiaries	(33,401)	18,354	(900,226)
Closing balance	(3,805,560)	(3,772,159)	(3,790,513)
Increase (decrease) due to application of new accounting standars
Cash Flow Hedging Reserve [Member]
EQUITY (Details) - Schedule of movement of reserves with effect in other comprehensive income [Line Items]
Beginning balance	(38,390)	(60,561)	56,892
Change in fair value of hedging instrument recognized in OCI	51,323	39,602	(105,776)
Reclassified from OCI to profit or loss	31,293	(16,641)	(13,016)
Reclassified from OCI to the value of the hedged asset	(8,143)
Deferred tax	(235)	(58)	959
Actuarial reserves by employee benefit plans
Deferred tax actuarial IAS by employee benefit plans
Translation difference subsidiaries	694	(732)
Closing balance	36,542	(38,390)	(60,941)
Increase (decrease) due to application of new accounting standars		380
Gains (Losses) on Change on Value of Time Value of Options [Member]
EQUITY (Details) - Schedule of movement of reserves with effect in other comprehensive income [Line Items]
Beginning balance	(17,563)	(380)
Change in fair value of hedging instrument recognized in OCI	(23,845)	(23,692)
Reclassified from OCI to profit or loss	19,946	6,509
Reclassified from OCI to the value of the hedged asset
Deferred tax
Actuarial reserves by employee benefit plans
Deferred tax actuarial IAS by employee benefit plans
Translation difference subsidiaries	(160)
Closing balance	(21,622)	(17,563)
Increase (decrease) due to application of new accounting standars		(380)
Actuarial Gain or Loss on Defined Benefit Plans Reserve [Member]
EQUITY (Details) - Schedule of movement of reserves with effect in other comprehensive income [Line Items]
Beginning balance	(18,750)	(25,985)	(22,940)
Change in fair value of hedging instrument recognized in OCI
Reclassified from OCI to profit or loss
Reclassified from OCI to the value of the hedged asset
Deferred tax
Actuarial reserves by employee benefit plans	(9,933)	10,017	(3,968)
Deferred tax actuarial IAS by employee benefit plans	566	(2,782)	923
Translation difference subsidiaries
Closing balance	$ (28,117)	(18,750)	$ (25,985)
Increase (decrease) due to application of new accounting standars